Condensed Consolidating Financial Information (Narrative) (Details) - Boyd	Sep. 02, 2016	Dec. 31, 2015	May 21, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 08, 2012	Nov. 10, 2010
For the year ending December 31,
Subsidiaries, Ownership Percentage		100.00%			100.00%
Senior Notes | 9.125% Senior Notes Due 2018
For the year ending December 31,
Debt instrument, stated interest rate				9.13%			9.125%
Senior Notes | Senior Notes Due 2023 [Member]
For the year ending December 31,
Debt instrument, stated interest rate	6.875%	6.875%	6.875%
Senior Notes | 6.375% Senior Notes Due 2026 [Member]
For the year ending December 31,
Debt instrument, stated interest rate	6.375%
Subsidiaries, Ownership Percentage			100.00%
Senior Notes | 9.00% senior notes due 2020
For the year ending December 31,
Debt instrument, stated interest rate		9.00%		9.00%		9.00%